Segment and Revenue Analysis (Tables)	12 Months Ended
Dec. 31, 2022
Segment and Revenue Analysis [Abstract]
Schedule of entity-wide disclosures relating to revenues
	For the year ended December 31, 2022
	Petfood sales	Restaurant business	Total
Revenue from continuing operations	$24,726	$3,074,007	$3,098,733
Net (loss) income from continuing operations	$1,089,347	104,720	$1,194,067
Net loss from discontinued operations	$(339,054)	-	$(339,054)
Total Net income	$750,293	$104,720	$855,013
Depreciation and amortization	$62,164	$54,358	$116,522
Total assets	$34,480,238	$1,502,768	$36,513,397

	For the year ended December 31, 2021
	Petfood sales	Restaurant business	Total
Revenue from continuing operations	$474,632	$606,463	$1,081,095
Net loss from continuing operations	$(2,854,514)	$(1,215,613)	$(4,070,127)
Net loss from discontinued operations	$(2,645,831)	$-	$(2,645,831)
Total Net loss	$(5,500,345)	$(1,215,613)	$(6,715,958)
Depreciation and amortization	$395,094	$13,646	$408,740
Total assets	$26,969,867	$5,078,090	$32,047,957

	For the year ended December 31, 2020
	Petfood sales	Restaurant business		Total
Revenue from continuing operations	$622,801		$-	$622,801
Net income (loss) from continuing operations	$1,690,529	$		$1,690,529
Net loss from discontinued operations	$(2,565,197)	$		$(2,565,197)
Net loss	$(874,668)		$-	$(874,668)
Depreciation and amortization	$391,351		$-	$391,351
Capital expenditure	$47,086		$-	$47,086
Total assets	$18,452,910		$-	$18,452,910

Schedule of net revenues generated from different reportable segment
	For the Years Ended December 31,
	2022	2021	2020
Overseas sales	$-	134,896	226,385
Domestic sales	25,849	308,267	382,497
Electronic commerce	-	34,590	16,708
Restaurant revenue	3,074,007	606,463	-
Less: Sale tax and addition	(1,123)	(3,121)	(2,789)
Total net revenue from continuing operations	$3,098,733	1,081,095	622,801

	For the Years Ended December 31,
	2022	2021	2020
Pet chews	$8,367	46,112	59,096
Dried pet snacks	8,005	293,325	317,392
Wet canned petfood	1,290	10,760	84,117
Dental health snacks	550	6,127	19,915
Baked pet biscuits	-	-	3,132
Restaurant revenue	3,074,007	606,463	-
Others	7,637	121,429	141,938
Less: Sales tax and addition	(1,123)	(3,121)	(2,789)
Total net revenue from continuing operations	$3,098,733	1,081,095	622,801

	For the Years Ended December 31,
	2022	2021	2020
South Korea	$-	37,320	34,378
China	25,849	342,857	382,497
United Kingdom	-	-	-
Germany	-	-	-
U.S.	3,074,007	606,463	-
Other countries	-	97,576	208,715
Less: Sales tax and addition	(1,123)	(3,121)	(2,789)
Total net revenue from continuing operations	$3,098,733	1,081,095	622,801